SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization

Organization

Home Loan Servicing Solutions, Ltd. was incorporated on December 1, 2010 as a Cayman Islands exempted company formed for the purpose of acquiring mortgage servicing assets, including mortgage servicing rights and related servicing advances. Home Loan Servicing Solutions, Ltd. conducts these operations through its wholly owned subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC. Unless otherwise stated, all references to “HLSS,” “us,” “our,” “we,” the “Company” and similar designations refer to Home Loan Servicing Solutions, Ltd. and its consolidated subsidiaries. HLSS is headquartered in the Cayman Islands and has offices in Atlanta, Georgia and West Palm Beach, Florida.

Our business strategy focuses on acquiring mortgage servicing assets. We do not originate or purchase mortgage loans, and as a result, we are not subject to the risk of loss related to the origination or ownership of mortgage loans. Because we have not received the necessary approvals and consents (the “Required Third Party Consents”) to become the named servicer of the mortgage servicing rights, we instead acquired from Ocwen Loan Servicing, LLC, a wholly-owned subsidiary of Ocwen Financial Corporation (collectively “Ocwen”), the rights to receive the servicing fees which we refer to as “Rights to MSRs”. Accordingly, Ocwen will continue to service the mortgage loans and will receive compensation from us for its servicing activities. Upon receipt of the Required Third Party Consents, Ocwen will transfer legal ownership of the mortgage servicing rights to us without any additional payment. We intend to pursue the Required Third Party Consents for our initial portfolio and for future acquisitions. Whether we acquire mortgage servicing rights or Rights to MSRs, we also acquire servicing advances and other associated assets. We do not believe that whether we directly own mortgage servicing rights or the related Rights to MSRs materially affects our business strategy or economic performance.

On March 5, 2012, we completed an initial public offering (“IPO”) and a concurrent private placement of our ordinary shares from which we raised cash of $184,300 (the “Offerings”). Immediately thereafter, on March 5, 2012, we used $149,798 to acquire certain assets, net of assumed liabilities, from Ocwen (the “Initial Acquisition”). The acquired assets related to mortgage servicing rights with respect to 116 pooling and servicing agreements with unpaid principal balance (“UPB”) of approximately $15.2 billion as of March 5, 2012 (the “Initial Mortgage Servicing Rights”). After closing, the purchase price paid was adjusted to $138,792 as further described in Note 2.

On September 12, 2012, we completed a follow on offering of our ordinary shares from which we raised cash of $236,034. Immediately thereafter, on September 13, 2012 and September 28, 2012; we used the proceeds to acquire certain assets from Ocwen in two separate transactions. The acquired assets related to “Acquired Mortgage Servicing Rights” with respect to 182 and 191 pooling and servicing agreements with UPB of approximately $21.1 and $6.7 billion as of September 12, 2012 and September 28, 2012; respectively. The Initial Mortgage Servicing Rights and Acquired Mortgage Servicing Rights can be collectively thought of as “Mortgage Servicing Rights” and are referred to as such throughout the remainder of this filing. Refer to Note 2 for further discussion.

Prior to our IPO, the Company was a development stage enterprise. Because we commenced operations on March 5, 2012, the condensed consolidated statement of cash flows for the nine months ended September 30, 2012 do not include nine full months of operating activities. Accordingly, our cash flows for the nine months ended September 30, 2012 are not necessarily indicative of the results to expect for a full nine month period or for the entire year ending December 31, 2012.

Basis of Presentation

Basis of Presentation

We prepared the accompanying unaudited Interim Consolidated Financial Statements in conformity with the instructions of the Securities and Exchange Commission (“SEC”) to Form 10-Q and SEC Regulation S-X, Article 10, Rule 10-01 for interim financial statements. Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America (“GAAP”) for complete financial statements. In our opinion, the accompanying unaudited financial statements contain all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation. The results of operations and other data for the three and nine months ended September 30, 2012 are not necessarily indicative of the results to expect for any other interim period or for the entire year ending December 31, 2012. A user of the unaudited Condensed Interim Consolidated Financial Statements presented herein should read them in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our final prospectus dated September 6, 2012. We derived December 31, 2011 condensed balance sheet data from audited financial statements, but within this filing do not include all disclosures required by GAAP. The preparation of financial statements in conformity with GAAP requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates. Material estimates that are particularly significant relate to our fair value measurements of Notes receivable — Rights to MSRs.

Principles of Consolidation

Principles of Consolidation

Our financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned subsidiaries, as well as a variable interest entity (“VIE”) of which we are the primary beneficiary. We eliminate intercompany accounts and transactions in consolidation.

Variable Interest Entities

We evaluate each special purpose entity (“SPE”) for classification as a VIE. When an SPE meets the definition of a VIE and we determine that HLSS is the primary beneficiary, we include the SPE in our Interim Condensed Consolidated Financial Statements.

Our servicing advances are in an SPE along with related Match funded liabilities. We determined that this SPE is a VIE of which we are the primary beneficiary. The accounts of this SPE are included in our Interim Condensed Consolidated Financial Statements.

Match funded advances on loans serviced for others result from our transfers of residential loan servicing advances to an SPE in exchange for cash. This SPE issues debt supported by collections on the transferred advances. We made these transfers under the terms of our advance facility agreements. These transfers do not qualify for sales accounting because we retain control over the transferred assets. As a result, we account for these transfers as financings and classify the transferred advances on our Interim Condensed Consolidated Balance Sheet as Match funded advances and the related liabilities as Match funded liabilities. We use collections on the advances pledged to the SPE to repay principal and to pay interest and the expenses of the entity. Holders of the debt issued by this entity can look only to the assets of the entity itself for satisfaction of the debt and have no recourse against HLSS.

The following table summarizes the assets and liabilities of the SPE formed in connection with our current match funded advance facility, at the dates indicated:

	September 30, 2012	December 31, 2011
Match funded advances	$1,446,091	$—
Other assets(1)	39,291	—

Total assets	$1,485,382	$—

Match funded liabilities	$1,250,912	$—
Other liabilities	1,964	—

Total liabilities	$1,252,876	$—

(1)	Other assets principally include debt service accounts, prepaid lender fees and debt issuance costs. See Note 5 for more information about our other assets.

Cash

Cash

Cash includes both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days and less. There were no restrictions on the use of the cash balance as of September 30, 2012 and December 31, 2011.

Cash and Cash Equivalents — Cash and cash equivalents include both interest-bearing and non-interest-bearing demand deposits with financial institutions with original maturities of 90 days or less. There were no restrictions on the use of the cash and cash equivalents balance of as of December 31, 2011 and 2010.

Servicing Activities and Advances

Servicing Activities and Advances

Residential mortgage loan servicers manage the billing, collections and loss mitigation activities associated with mortgage loans that are originated by banks or other lenders. Servicers send borrowers monthly account statements, collect monthly mortgage payments, remit such payments to the owner of the mortgage loan, answer customer service inquiries and maintain custodial accounts to hold borrower payments of principal and interest and amounts received from borrowers to pay real estate taxes and insurance with respect to the properties securing the mortgage loans and pay such real estate taxes and insurance premiums from the custodial accounts. A servicer will also remit collections on the mortgage loans from the custodial accounts to the trustee of the applicable securitization trust to make payments on the related mortgage-backed securities, and prepare and deliver monthly and annual reports to the trustee. A servicer may also be required to advance its own funds to cover shortfalls in collections of principal and interest from borrowers, to pay property and casualty insurance premiums and real estate taxes on a property and to cover the costs associated with protecting or foreclosing on a property. If borrowers become delinquent on loans, the servicer generally may conduct loss mitigation activities to reduce loan delinquencies and losses by working with borrowers to collect payments and modify loans or enforce the lenders’ remedies, which may include initiating foreclosure procedures and selling the properties.

Servicing Advances

Servicing advances generally fall into one of three categories:

•

“Principal and Interest Advances” are cash payments made by the servicer to the owner of the mortgage loan to cover scheduled payments of principal and interest on a mortgage loan that have not been paid on a timely basis by the borrower.

•

“Taxes and Insurance Advances” are cash payments made by the servicer to third parties on behalf of the borrower for real estate taxes and insurance premiums on the property that have not been paid on a timely basis by the borrower.

•

“Corporate Advances” are cash payments made by the servicer to third parties for the costs and expenses incurred in connection with the foreclosure, preservation and sale of the mortgaged property, including attorneys’ and other professional fees.

Servicing advances are usually reimbursed from amounts received with respect to the related mortgage loan, including payments from the borrower or amounts received from the liquidation of the property securing the loan, which is referred to as “loan level recovery.” Servicers generally have the right to cease making servicing advances on a loan if they determine that advances are not recoverable at the loan level. With respect to the Rights to MSRs that we own, Ocwen makes this determination in accordance with its stop advance policy. In the event that loan level recovery is not sufficient to reimburse the servicer in full for servicing advances made with respect to a mortgage loan, our pooling and servicing agreements provide that the servicer is entitled to be reimbursed from collections received with respect to other loans in the same securitized mortgage pool, which is referred to as “pool level recovery.” We do not receive interest on servicing advances.

We are obligated to purchase the servicing advances made by Ocwen during the period of time prior to the transfer of legal ownership of the Mortgage Servicing Rights to us, and when a Mortgage Servicing Right is transferred to us, we will become directly obligated to the related trustee to make any servicing advances required pursuant to the related pooling and servicing agreements. Servicing advances serve as collateral under the terms of the Advance Facility.

We record a charge to earnings to the extent that we believe advances are uncollectible under the provisions of each servicing contract taking into consideration the projected collections under the applicable loan or pool relative to the advances outstanding and the projected future advances. However, the servicer is generally only obligated to advance funds to the extent that it believes the advances are recoverable from expected proceeds from the loan. We assess collectability using proprietary cash flow projection models which incorporate a number of different factors, depending on the characteristics of the mortgage loan or pool, including, for example, time to a foreclosure sale, estimated costs of foreclosure action, future property tax payments and the value of the underlying property net of carrying costs, commissions and closing costs.

Notes Receivable - Rights to MSRs and Interest Income

Notes Receivable — Rights to MSRs and Interest Income

We structured the purchase of the Rights to MSRs to convey to HLSS all the rights and rewards of ownership of MSRs absent the necessary approvals and allow us to become the named servicer under the applicable pooling and servicing agreements; however, until we receive the Required Third Party Consents, Ocwen will remain the named servicer of the related mortgage servicing rights. Accounting Standards Codification (“ASC”) 860, Transfers and Servicing, specifically prohibits accounting for a transfer of servicing rights as a sale if legal title to such servicing rights has not passed to the purchaser. As a result, prior to receiving the Required Third Party Consents related to the Mortgage Servicing Rights, we are required to account for the purchase of the Rights to MSRs as a financing. We initially recorded the Notes receivable — Rights to MSRs at the purchase price of the Rights to MSRs. We amortize the Notes receivable — Rights to MSRs using the prospective interest method of accounting. At each reporting date, we calculate the present value of the net cash flows related to the then outstanding UPB of the underlying Mortgage Servicing Rights and adjust the carrying value of the Notes receivable — Rights to MSRs to this amount. The change in the carrying value of the Notes receivable — Rights to MSRs reduces the net servicing fees received by us with respect to the Mortgage Servicing Rights and the servicing fees paid to Ocwen with respect to the Mortgage Servicing Rights. We record the resulting amount as Interest income. Interest income is our primary source of income prior to receiving the Required Third Party Consents. See Note 9 for more information about how we calculate Interest income-notes receivable — Rights to MSRs.

Other than transfer of legal title, we believe we meet all the other sales treatment criteria under ASC 860 for the transfer of the Mortgage Servicing Rights. If we obtain the Required Third Party Consents and become the legal owner of any Mortgage Servicing Right:

•	we will be contractually obligated to service the mortgage loans underlying such Mortgage Servicing Right in accordance with the related pooling and servicing agreement;

•

Ocwen will be contractually obligated to us pursuant to the subservicing agreement between HLSS and Ocwen to perform substantially all of the servicing functions it currently performs on our behalf relating to such Mortgage Servicing Right, other than maintaining custodial accounts, remitting amounts from the custodial accounts and funding servicing advances pursuant to the terms of the related pooling and servicing agreement, which are functions for which we will be responsible and

•

we will account for the remaining balance of the Notes receivable — Rights to MSRs related to such Mortgage Servicing Right as mortgage servicing rights to the extent we have received the Required Third Party Consents to transfer legal ownership of such mortgage servicing rights to us and will begin recording Servicing Fee Revenue related to the mortgage servicing right rather than Interest income-notes receivable — Rights to MSRs.

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Servicing Fees, Base Fees, Ancillary Income and Performance Based Incentive Fees

Since we are not the named servicer for the mortgage loans underlying the Rights to MSRs, Ocwen will continue to be the named servicer for these loans and will receive the servicing fee associated with the Mortgage Servicing Rights; however, Ocwen pays these servicing fees to us under the terms of the Purchase Agreement and related sale supplements described in Note 2. We pay Ocwen a monthly base fee equal to 12% of the servicing fees collected each month. The monthly base fee payable to Ocwen varies from month to month based on the level of collections of principal and interest for the mortgage loans serviced. In addition to the monthly base fee, Ocwen retains any ancillary income (excluding investment income earned on any custodial accounts) payable to the servicer pursuant to the related pooling and servicing agreements. Ocwen also receives a performance based incentive fee to the extent the Servicing Fee Revenue that it collects for any given month exceeds the sum of the monthly base fee and the retained fee.

The amount, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, used to calculate the retained fee is a contractually agreed upon amount. If we do not receive an amount equal to the retained fee in any given month, as expressed in terms of basis points of the average UPB of the mortgage loans serviced, this creates a shortfall in our targeted gross servicing margin percentage. Should this occur, Ocwen will not earn a performance based incentive fee for any month that there is such a shortfall, or in any subsequent month, until we have recovered such shortfall from amounts that would otherwise be available to pay future performance based incentive fees to Ocwen.

The performance based incentive fee payable in any month will be reduced by an amount equal to 6.5% per annum of the amount of any such excess servicing advances if the advance ratio exceeds a predetermined level for that month.

Derivative Financial Instruments

Derivative Financial Instruments

We are party to interest rate swap agreements that we recognize on our Interim Condensed Consolidated Balance Sheet at fair value within other liabilities. On the date we entered into the interest rate swap agreements, we designated and documented them as hedges of the variable cash flows payable for floating rate interest expense on our borrowings (cash flow hedge). To qualify for hedge accounting, a derivative must be highly effective at reducing the risk associated with the hedged exposure. In addition, the documentation must include the risk management objective and strategy. We assess and document quarterly the derivatives’ effectiveness and expected effectiveness in offsetting the changes in the fair value or the cash flows of the hedged items. To assess effectiveness, we use statistical methods, such as regression analysis, as well as nonstatistical methods including dollar-offset analysis. For a cash flow hedge, to the extent that it is effective, we record changes in the estimated fair value of the derivative in other comprehensive income. We subsequently reclassify these changes in estimated fair value to net income in the same period, or periods, that the hedged transaction affects earnings and in the same financial statement category as the hedged item.

If a derivative instrument in a cash flow hedge is terminated or the hedge designation is removed, we reclassify related amounts in accumulated other comprehensive income(loss) into earnings in the same period or periods during which the cash flows that were hedged affect earnings. In a period where we determine that it is probable that a hedged forecasted transaction will not occur, such as variable-rate interest payments on debt that has been repaid in advance, any related amounts in accumulated other comprehensive income are reclassified into earnings in that period.

See Note 8 for additional information regarding our interest rate swap agreements.

Match Funded Liabilities

Match Funded Liabilities

The Advance Facility currently finances all of the outstanding advances associated with our Notes Receivable — Rights to MSRs. Match funded liabilities are a form of non-recourse debt that are collateralized by the servicing advances. Our match funded liability balance is driven primarily by the level of servicing advances and the advance borrowing rate, which is defined as the collateral value of servicing advances divided by total servicing advances. The advance borrowing rates, which are different for each type of six advance types, were set at levels that enabled each class of notes issued pursuant to the advance financing facility to meet ratings criteria as determined by Standard & Poor’s. In addition, we are able to pledge deferred servicing fees as collateral for our Match funded liabilities.

Under the terms of the related indenture, the SPE created in connection with the Advance Facility are subject to various qualitative and quantitative covenants. We believe that we are currently in compliance with these covenants.

•	Restrictions on future investments and indebtedness;

•	Restrictions on sale or assignment of Match funded advances and

•	Monitoring and reporting of various specified transactions or events, including specific reporting on defined events affecting collateral underlying the indenture.

See Note 6 for additional information regarding our match funded liabilities.

Interest Income - Other

Interest Income — Other

Interest income — Other includes interest earned on mortgage loan payments and payoff collections not yet remitted either to the securitization trust that owns the mortgage loan or to pay real estate taxes and insurance premiums with respect to the related mortgaged properties. Mortgage loan payments are usually due from the borrower between the first and fifteenth days of the month. Remittance to the securitization trust typically occurs between the eighteenth and twenty-fourth days of each month. Until remitted to the securitization trust, these payments reside in interest bearing custodial accounts controlled by the servicer and we invest these amounts in accordance with the pooling and servicing agreements and our investment policy. Pursuant to the Purchase Agreement, we are entitled to receive from Ocwen any custodial account earnings related to the Rights to MSRs even though we will not have custody of those accounts until legal ownership of the related Mortgage Servicing Rights is transferred to us.

Other Revenue

Other Revenue

Other revenue consists of amounts due to us from Ocwen under the terms of the Ocwen Professional Services Agreement. Under the Ocwen Professional Services Agreement, we receive revenue for providing certain services to Ocwen, which include valuation analysis of mortgage servicing rights, treasury management and other similar services. See Note 13 for more information regarding our related party transactions.

Operating Expenses

Operating Expenses

Our operating expenses consist largely of compensation and benefits for our employees and fees payable to members of our Board of Directors. In addition, we incur expenses for facilities, technology, communication and other expenses typical of public companies, including audit, legal and other professional fees. Altisource Portfolio Solutions, S.A. (“Altisource”) provides some of these administrative services pursuant to the Altisource Administrative Services Agreement. General and administrative expenses also include expenses related to the services we provide to Ocwen, and the services provided by Ocwen to us, under the Ocwen Professional Services Agreement. See Note 13 for more information regarding our related party transactions.

Organization Costs

Organization Costs

Until the closing of the Offerings we were a development stage enterprise, and we classified our expenses as “Organization costs.” These organization costs include legal and accounting fees, registration fees and other costs incurred during the development stage to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries. We expensed these costs as incurred. Organization costs were approximately $123 and $82 for the nine months ended September 30, 2012 and 2011, respectively, and are included in General and administrative expenses. We did not incur additional organization costs after the Offerings, so there were no incremental organization costs in the three months ended September 30, 2012 ($38 for the comparable 2011 period).

Interest Expense

Interest Expense

We primarily finance servicing advances with match funded liabilities that accrue interest. Interest expense also includes amortization of deferred financing costs, non-use fees and any hedge related costs.

Interest expense is sensitive to the Match funded advance balance which is driven primarily by the delinquency rates and amount of UPB serviced. The speed at which delinquent loans are resolved affects our interest expense. For example, slower resolution of delinquencies will result in higher servicing advance balances and higher interest expense. In order to mitigate the interest expense impact of higher servicing advance balances, we reduce the performance based servicing fee payable to Ocwen in any month in which the advance ratio exceeds a predetermined level for that month. Additionally, we executed a hedging strategy designed to largely neutralize the impact of changes in interest rates over time. Our objective is to utilize hedges in an amount equal to our net exposure to interest rate increases on our Match funded liabilities, which bear interest at floating interest rates, after taking into account our expected interest earning account balances, which partially offset the impact of rising interest rates. If interest rates decline, the value of our hedges would decline. Should our hedging strategy prove ineffective or if we are not able to hedge all of our interest rate risk, rising interest rates would lead to higher interest expense.

Income Taxes

Income Taxes

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation; however, our U.S.-based subsidiary, HLSS Management, LLC, is subject to U.S. taxation.

We account for income taxes using the asset and liability method, which requires the recognition of deferred tax liabilities and assets for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. As of September 30, 2012, we had no deferred tax assets or liabilities.

Income Taxes — The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation. Our U.S.-based subsidiary, HLSS Management, LLC is subject to U.S. taxation, however there was no income related to the U.S.-based subsidiary since the inception of the Company and its subsidiaries.

Basic and Diluted Earnings per Share

Basic and Diluted Earnings per Share

We calculate basic earnings per share by dividing net income or loss by the weighted average ordinary shares outstanding for the period. For the three and nine months ended September 30, 2012 and 2011, there were no ordinary share equivalents or other securities that could potentially dilute basic earnings per share.

Earnings (Loss) Per Share (“EPS”) — Basic EPS is calculated by dividing net income or loss by the weighted-average ordinary shares outstanding. As of December 31, 2011 and 2010, there were no common stock equivalents or other securities that could potentially dilute basic EPS.

Dividends

Dividends

When our Board of Directors declares cash dividends, we record a payable and charge retained earnings for the total amount of the dividends declared. If we lack sufficient retained earnings to pay the full amount of dividends declared we charge the excess amount to additional paid-in capital.

ASC 820, Fair Value Measurement

Accounting Standards Update (“ASU”) 2011-04 (ASC 820, Fair Value Measurement): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.     The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amendments clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and prescribe certain additional disclosures about fair value measurements, including: for fair value measurements within Level 3 of the fair value hierarchy, disclosing the valuation process used and the sensitivity of fair value measurement to changes in unobservable inputs; and for items not carried at fair value but for which fair value must be disclosed, categorization by level of the fair value hierarchy. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements. See Note 3 for our fair value disclosures.

ASC 220, Comprehensive Income

ASU 2011-05 (ASC 220, Comprehensive Income): Presentation of Comprehensive Income.     Previously U.S. GAAP allowed reporting entities three alternatives for presenting other comprehensive income and its components in financial statements. One of those presentation options is to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This ASU eliminates that option. This ASU also requires consecutive presentation of the statement of net income and other comprehensive income and requires that an entity present reclassification adjustments from other comprehensive income to net income by component on the face of both the statement in which net income is presented and the statement in which other comprehensive income is presented. Issued on December 23, 2011, ASU 2011-12 defers indefinitely the provision regarding the presentation of reclassification adjustments. Our adoption of this standard effective January 1, 2012 did not have a material impact on our Interim Condensed Consolidated Financial Statements.

Principles of Consolidation and Basis of Presentation

Principles of Consolidation and Basis of Presentation — The accompanying consolidated financial statements include the accounts of Home Loan Servicing Solutions, Ltd. and its wholly owned U.S. subsidiaries, HLSS Holdings, LLC and HLSS Management, LLC (collectively herein referred to as the “Company”). All intercompany balances and transactions are eliminated upon consolidation.

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires that we make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Prepaid Expenses and Other Assets

Prepaid Expenses and Other Assets — Prepaid expenses and other assets include legal and other professional fees of $2,777,057 incurred directly related to a planned future equity offering. These costs are expected to be paid from the proceeds of the initial public offering and will be charged to equity upon funding of the transaction.

Organization Costs

Organization Costs — Organization costs include legal fees, registration fees and other costs incurred to establish Home Loan Servicing Solutions, Ltd. and its subsidiaries and are expensed as incurred.